RELATED PARTY TRANSACTIONS - Additional Information (Details) - USD ($)	3 Months Ended		7 Months Ended	9 Months Ended	10 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2021	Sep. 30, 2022	Dec. 31, 2021	May 11, 2022	Jun. 30, 2021	Mar. 22, 2021
Related Party Transaction [Line Items]
Warrant conversion price	$ 11.50			$ 11.50	$ 11.50
Working capital loans | Sponsor
Related Party Transaction [Line Items]
Working capital loan outstanding	$ 300,000			$ 300,000	$ 0
Promissory Note | Sponsor | Warrants
Related Party Transaction [Line Items]
Price per share						$ 1.00
Promissory Note with Related Party
Related Party Transaction [Line Items]
Maximum borrowing capacity of related party promissory note								$ 200,000
Outstanding balance of related party note	0			0	0		$ 117,000
Proceeds from related party debt	0			0	0		$ 117,000
Promissory Note with Related Party | Maximum | Sponsor
Related Party Transaction [Line Items]
Loan, principal amount						$ 300,000
Related Party Loans | Working capital loans
Related Party Transaction [Line Items]
Working capital loan outstanding	300,000			300,000	0
Loan conversion agreement warrant	$ 1,500,000			$ 1,500,000	$ 1,500,000
Price of warrants	$ 1.00			$ 1.00	$ 1.00
Support Agreement and Services
Related Party Transaction [Line Items]
Expenses incurred and paid				$ 16,000	$ 18,000
Due from related party	$ 49,000			49,000	3,000
General and administrative expenses Related Party	30,000	$ 25,000	$ 25,000	90,000
Support Agreement and Services | Sponsor
Related Party Transaction [Line Items]
Expenses per month				10,000	$ 10,000
General and administrative expenses Related Party	$ 22,000	$ 55,000	$ 55,000	$ 249,000